Gain on Sale of Containers to Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Company's Shareholders' Equity

Changes in the Company’s shareholders’ equity resulting from the changes in its ownership interest in TMCL for the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Net income attributable to TGH common shareholders	$206,950	$189,606	$120,031

Transfers to the noncontrolling interest:
Decrease in TGH’s additional paid-in capital for TMCL capital restructuring	—	(43,010)	—

Transfers to the noncontrolling interest	—	(43,010)	—

Change in net income attributable to TGH common shareholders and transfers to the noncontrolling interest	$206,950	$146,596	$120,031